SP 500 Fund Expense Example - Class H [Member] - SP 500 Fund - Class H	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 163
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	$ 1,950